Consolidated statement of changes in equity of Aegon Ltd. - EUR (€) € in Millions		Total		Share capital [member]	Retained earnings [member]	Revaluation reserves [member]	Remeasurement of defined benefit plans [member]	Other reserves [member]	Other equity instruments [member]	Reserve of discontinued operations held for sale [member]	Issued capital and reserves [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2020		€ 24,661		€ 7,480	€ 10,145	€ 7,480	€ (2,534)	€ (553)	€ 2,569		€ 24,586	€ 75
Net result recognized in the income statement | Previously stated [member]		2,029
Net result recognized in the income statement		2,029			1,980						1,980	50
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use		(4)				(4)					(4)
Remeasurements of defined benefit plans		501					501				501
Income tax relating to items that will not be reclassified		(101)				1	(102)				(101)
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments		(1,173)				(1,173)					(1,173)
(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments		(450)				(450)					(450)
Changes in cash flow hedging reserve		(228)				(228)					(228)
Movements in foreign currency translation and net foreign investment hedging reserves		1,240				447	(65)	848			1,231	9
Equity movements of joint ventures		25						25			25
Equity movements of associates		(6)						(6)			(6)
Disposal of group assets		8						8			8
Income tax relating to items that may be reclassified		372				369		3			372
Other		16			14						14	3
Total other comprehensive income / (loss) | Previously stated [member]		200
Total other comprehensive income / (loss)		200			14	(1,038)	335	878			188	11
Total comprehensive income / (loss) | Previously stated [member]		2,229
Total comprehensive income / (loss)		2,229			1,993	(1,038)	335	878			2,168	61
Shares issued		1		1							1
Issuance and purchase of treasury shares		(88)			(88)						(88)
Issuance and redemption of other equity instruments		(212)							(212)		(212)
Dividends paid on common shares		(248)		(127)	(120)						(247)	(1)
Coupons on perpetual securities		(39)			(39)						(39)
Incentive plans		7							6		7
Change in ownership non-controlling interest		61										61
Ending balance (Previously stated [member]) at Dec. 31, 2021	[1]	26,372		7,354	11,892	6,442	(2,199)	325	2,363		26,176	196
Ending balance (Impact of the change in accounting policies (IFRS 9 and 17) [member]) at Dec. 31, 2021		(12,795)			3,707	(9,021)		(67)			(12,795)
Ending balance (Restated [member]) at Dec. 31, 2021		13,577		7,354	8,185	(2,580)	(2,199)	258	2,363		13,381	196
Ending balance at Dec. 31, 2021		26,372		7,354	11,892	6,442	(2,199)	325	2,363		26,176	196
Net result recognized in the income statement		(540)	[2]		(569)						(569)	29
Items that will not be reclassified to profit or loss:
Gains/ (losses) on invesments in equity instruments (FVOCI)		(1)				(1)					(1)
Changes in revaluation reserve real estate held for own use		(1)			16	(17)					(1)
Remeasurements of defined benefit plans		(44)					(44)				(44)
Income tax relating to items that will not be reclassified		(5)					(5)				(5)
Discontinued operations that will not be reclassified		704					1,379			€ (675)	704
Insurance items that may be reclassified subsequently to profit or loss:
Gains / (losses) on financial assets measured at FVOCI		(14,571)				(14,571)					(14,571)
Gains / (losses) transferred to income statement on disposal of financial assets measured at FVOCI		488				488					488
Insurance finance expenses / (income)		18,680				18,680					18,680
Reinsurance finance income / (expenses)		(4,672)				(4,672)					(4,672)
Changes in cash flow hedging reserve		(241)				(241)					(241)
Income tax relating to items that may be reclassified		108	[2]			108					108
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on financial assets measured at FVOCI		(1,703)				(1,703)					(1,703)
Gains / (losses) on disposal of financial assets measured at FVOCI		58				58					58
Changes in cash flow hedging reserve		49				49					49
Movements in foreign currency translation and net foreign investment hedging reserves		137				(174)	(20)	320			125	12
Equity movements of joint ventures		(35)						(35)			(35)
Equity movements of associates		2						2			2
Disposal of group assets		149				14		135			149
Income tax relating to items that may be reclassified		333				345		(12)			333
Discontinued operations that may be reclassified	[3]	(344)				(315)		(14)		(16)	(344)
Other		40			40						40	0
Total other comprehensive income / (loss)		(870)	[2]		57	(1,952)	1,310	395		(691)	(881)	12
Total comprehensive income / (loss)		(1,410)	[2]		(512)	(1,952)	1,310	395		(691)	(1,450)	41
Shares issued		2		2							2
Shares withdrawn		(4)		(4)							(4)
Issuance and purchase of treasury shares		(393)			(393)						(393)
Redemption other equity instruments		(398)			31				(429)		(398)
Dividends paid on common shares		(346)		(180)	(167)						(346)
Coupons on perpetual securities		(36)			(36)						(36)
Incentive plans		4			(5)				10		4
Change in ownership non-controlling interest		(61)										(61)
Ending balance at Dec. 31, 2022	[4]	10,935	[2]	7,172	7,103	(4,532)	(890)	653	1,943	(691)	10,758	176
Net result recognized in the income statement		(199)			(179)						(179)	(20)
Items that will not be reclassified to profit or loss:
Change in fair value attributable to change in the credit risk of financial liability (FVPL)		(11)										(11)
Changes in revaluation reserve real estate held for own use		(2)				(2)					(2)
Remeasurements of defined benefit plans		(160)					(160)				(160)
Disposal of group assets					(634)					634
Income tax relating to items that will not be reclassified		30					30				30
Discontinued operations that will not be reclassified		38								38	38
Insurance items that may be reclassified subsequently to profit or loss:
Gains / (losses) on financial assets measured at FVOCI		1,311				1,311					1,311
Gains / (losses) transferred to income statement on disposal of financial assets measured at FVOCI		577				577					577
Insurance finance expenses / (income)		(1,626)				(1,626)					(1,626)
Reinsurance finance income / (expenses)		349				349					349
Changes in cash flow hedging reserve		(185)				(185)					(185)
Income tax relating to items that may be reclassified		(95)				(95)					(95)
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on financial assets measured at FVOCI		225				225					225
Gains / (losses) on disposal of financial assets measured at FVOCI		129				129					129
Changes in cash flow hedging reserve		(7)				(7)					(7)
Movements in foreign currency translation and net foreign investment hedging reserves		(85)				142	14	(236)			(80)	(5)
Equity movements of joint ventures		(2)						(2)			(2)
Equity movements of associates		(7)				0		(7)			(7)
Disposal of group assets		(9)			9	20		(32)		7	4	(12)
Income tax relating to items that may be reclassified		(72)				(75)		3			(72)
Discontinued operations that may be reclassified	[5]	12								12	12
Other												1
Total other comprehensive income / (loss)		421			(625)	762	(116)	(274)		691	438	(17)
Total comprehensive income / (loss)		222			(804)	762	(116)	(274)		691	259	(37)
Shares withdrawn				(54)	54
Issuance and purchase of treasury shares		(1,052)			(1,052)						(1,052)
Dividends paid on common shares		(495)			(495)						(495)
Coupons on perpetual securities		(48)			(48)						(48)
Incentive plans		3			(5)				8		3
Ending balance at Dec. 31, 2023		€ 9,554		€ 7,118	€ 4,753	€ (3,770)	€ (1,006)	€ 379	€ 1,951	€ 0	€ 9,426	€ 129

[1]	Opening balance as per January 1, 2022 has been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[2]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[3]	The lines “Discontinued operations that will not be reclassified” and “Discontinued operations that may be reclassified” include EUR 1,379 million and EUR (329) million respectively of reclassifications from opening reserves to the column “Reserve of discontinued operations held for sale”.
[4]	Opening balance as per January 1, 2023 has been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[5]	The lines “Discontinued operations that will not be reclassified” and “Discontinued operations that may be reclassified” include EUR 675 million and EUR 16 million respectively of reclassifications from opening reserves to the column “Reserve of discontinued operations held for sale”.